Investment and Return - Schedule of Cash Resources and Other Financial Assets (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Abstract]
Assets in trust fund benefit obligations	€ 63	€ 79